Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash	1,764	1,278
Prepaid expenses (Note 8)	2,085	1,084
Other receivable	1,295	665
Total Current Assets	5,144	3,027
Equipment, net of depreciation (Note 3)	671	883
Total Assets	5,815	3,910
Current Liabilities
Accounts payable and accrued liabilities	196,658	195,195
Loans payable (Note 5)	43,600	82,065
Due to related parties (Note 8)	6,126	128,771
Derivative liability (Note 6)		1,115
Total Liabilities	246,384	407,146
STOCKHOLDERS' DEFICIT
Capital Stock (Note 7) Authorized: Unlimited common voting shares without par value Issued: 13,742,243 common shares (2011 - 10,368,103)	13,490,513	13,321,807
Additional paid in capital	3,308,866	3,263,866
Deficit accumulated during the exploration stage	(17,039,948)	(16,988,909)
Total Stockholders Equity	(240,569)	(403,236)
Total Liabilities and Stockholders Equity	5,815	3,910